Equity (Details) - USD ($)						1 Months Ended							9 Months Ended	12 Months Ended
	Jun. 22, 2020	Apr. 07, 2020	May 03, 2019	Apr. 06, 2018	Apr. 03, 2018	May 17, 2021	May 17, 2020	Oct. 23, 2019	May 31, 2019	Jun. 29, 2018	May 18, 2018	Sep. 30, 2017	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 12, 2019	Jan. 31, 2019	Jul. 15, 2016
Equity (Textual)
Preferred stock, shares authorized													10,000,000	10,000,000	10,000,000
Stock issued shares value			$ 100,000										$ 342,500	$ 2,410,000
Stock issued of new shares			20,000						750,000				68,500	482,000
Purchase price, per share			$ 5.00											$ 5.00
Fair market value			$ 2,500
Additional paid in capital									$ 2,162,408				$ 44,540,824	$ 39,276,685	$ 33,798,526
Purchase agreement, description			The agreement had an initial term of six months, and renewed automatically for one additional six month term. In August 2019 the agreement was amended such that no additional compensation will be owed for the renewal term.
Employment agreement, description															The Company entered into subscription agreements with investors pursuant to which the Company sold an aggregate of 3,896,969 shares of the Company’s common stock, for an aggregate purchase price equal to $1,866,667. The closing of these subscription agreements has occurred. Of the 3,896,969 common share issued, JMG Horseshoe, LLC, purchased 333,333 shares of common stock for a purchase price of $333,333. The managing member of JMG Horseshoe, LLC is J. Mark Goode, who is the Company’s chief executive officer
Percentage of interest rate																		7.00%
Convertible promissory note principal amount				$ 243,000														$ 100,000
Aggregate of common stock				9,000,000
Capital contribution										$ 19,999					$ 35,294
Accrued compensation capital contribution										$ 239,000
Note maturity description		In consideration for the extension of the maturity date of the notes, the Company issued to the designee of Lyle Hauser 33,000 shares of common stock. From April 1, 2020 to September 30, 2020, the Company repaid $73,382 of notes due to Lyle Hauser. As of September 30, 2020 the note balance has been repaid.
Common Stock, per share													$ 5.00
Equity Incentive Plan [Member]
Equity (Textual)
Shares available for awards under the plan																	2,400,000
Warrant [Member]
Equity (Textual)
Common Stock, per share	$ 5.00
Exercise price	$ 0.01
Warrants to purchase	30,000
Recognized expense fair value of common stock	$ 149,700
Common Stock [Member]
Equity (Textual)
Stock issued shares value													$ 106,875
Stock issued of new shares													22,500
Common Stock, per share													$ 4.75
Newly Issued [Member]
Equity (Textual)
Outstanding promissory note																$ 10,000
Convertible Debt Securities [Member]
Equity (Textual)
Outstanding promissory note																$ 50,000
Securities Purchase Agreements [Member]
Equity (Textual)
Aggregate principal amount													$ 3,585,000
Aggregate of common stock													717,000
Unvested [Member]
Equity (Textual)
Additional paid in capital													$ 278,482	900,598
Vesting [Member]
Equity (Textual)
Fair market value								$ 68,875
Common stock for vesting award value													622,107	$ 687,003
Convertible price								$ 5.51
Aggregate of common stock								12,500
Preferred Series C [Member]
Equity (Textual)
Gross profits of shares												$ 7,000
Stock issued shares value												$ 820,451
Stock issued of new shares												7,000
Chief Executive Officer [Member]
Equity (Textual)
Employment agreement, description											The Company entered into an employment agreement on May 18, 2018 with Mr. Goode, which provides for an annual salary and certain other benefits. Pursuant to the employment agreement, Mr. Goode's annual base salary is $96,000, which may increase to up to $216,000 upon Mr. Goode meeting certain milestones set forth in the employment agreement related to the Company's performance and is subject to increases as set from time to time by the Board. Upon the execution of the employment agreement, Mr. Goode was issued 500,000 shares of common stock of the Company valued at $1,250,000 ($2.50 per share).
Vantage [Member]
Equity (Textual)
Employment agreement, description					The Company issued an aggregate of 9,300,000 shares of common stock to Vantage upon the conversion of (i) $241,650 of Vantage’s convertible note and (ii) 7,000 shares of Series C Preferred Stock. In connection with the conversion, Vantage waived any dividends owed to Vantage as the holder of the Series C Preferred Stock.
Debt discount					$ 518,225
Percentage of interest rate					7.00%
Convertible promissory note principal amount					$ 518,225
Aggregate principal amount					$ 518,225
Convertible price					$ 0.027
Lyle Hauser [Member]
Equity (Textual)
Debt discount					$ 68,969
Percentage of interest rate					7.00%
Convertible promissory note principal amount					$ 68,969
Aggregate principal amount					$ 68,969
Convertible price					$ 0.0005
Consultant [Member]
Equity (Textual)
Stock issued shares value													$ 42,750
Stock issued of new shares													9,000
Common Stock, per share													$ 4.75
Chief Operating Officer [Member]
Equity (Textual)
Common Stock, per share	$ 5.00
Exercise price	$ 0.01
Warrants to purchase	50,000
Recognized expense fair value of common stock	$ 249,500
Mr. Goode [Member]
Equity (Textual)
Stock issued of new shares									750,000
Additional paid in capital									$ 2,162,408
Common stock for vesting share													500,000
Officer [Member]
Equity (Textual)
Stock issued of new shares						250,000	500,000